Convertible debenture	12 Months Ended
Dec. 31, 2025
Disclosure of convertible debenture [Abstract]
Convertible debenture [Text Block]

10 Convertible debenture

On June 30, 2023, the Company issued a $1,000,000 unsecured convertible debenture. The debenture bears interest at 12% per annum, calculated and paid quarterly commencing on the date of issuance and matures on June 30, 2026. The debenture holder can convert all or any portion of the outstanding principal amount into common shares of the Company, at a price of $1.25 per common share. As part of the terms of the offering, the debenture holder has been issued 460,000 detachable warrants which were valued using a Black Scholes Model. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, subject to adjustment in certain events, and expiring on June 30, 2026.

Based on the discount factor of 13.5% over the debenture's term of three years used to determine the fair value of the debenture, the conversion feature was classified as equity and was assigned a residual value of $37,219. Transaction costs, including the fair value of detachable warrants, were allocated to the liability and equity components in proportion to the allocation of gross proceeds. Accretion for the debenture for the year ended December 31, 2025 was $61,162 (December 31, 2024 - $54,003). Interest for the debenture for the year ended December 31, 2025 was $125,772, (December 31, 2024 - $122,685) and $125,772 (December 31, 2024 - $nil) of the outstanding interest was repaid.

	December 31, 2025	December 31, 2024
Opening balance	$839,132	$785,129
Accretion	61,162	54,003
Ending balance, classified as short-term	900,294	-
Ending balance, classified as long-term	$-	$839,132

On December 13, 2023, the Company issued a USD$3,000,000 unsecured convertible debenture. As part of the issuance, the Company received USD $2,640,000 in cash and USD $360,000 was retained by the investor as prepaid interest. The debenture bears interest at 12% per annum, calculated and paid quarterly commencing on the date of issuance and will mature 36 months from the date of issuance on January 11, 2027. The debenture holder can convert all or any portion of the outstanding principal amount into common shares of the Company at a price of $1.25 per common share. As part of the terms of the offering, the debenture holder has been issued 900,000 detachable warrants which have been valued using a Black Scholes model. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of $1.30 per common share, subject to adjustment in certain events, for a period expiring on January 11, 2027.

The Company estimated the fair value of the embedded derivative, representing the conversion option, by reference to a Geometric Brownain motion model. Based on the following key weighted average inputs: annualized volatility of 65.13% per annum, risk free rate of 3.57% over the Debenture's term of three years, the USD/CAD annualized volatility of 7.28% per annum, the fair value of the derivative liability was $1,171,660 at recognition and $1,027,427 at December 31, 2023. The debenture was then allocated the residual balance and transaction costs, including the detachable warrants, were allocated to the liability and embedded derivative in proportion to the allocation of gross proceeds. As at December 31, 2025, the fair value of the embedded derivative was $145,122 (2024 - $1,025,803) and the fair value gain of $845,203 (2024 -  loss of $86,001) was recorded in the statement of loss and comprehensive loss. The Company estimated the fair value of the embedded derivative, representing the conversion option, by reference to a black-scholes model. Based on the following key weighted average inputs: annualized volatility of 101.43% per annum, risk free rate of 2.55% over the Debenture's remaining term of one year. Interest for the debenture for the year ended December 31, 2025 was $507,697 (December 31, 2024 - $490,593).

Convertible Debenture	December 31, 2025	December 31, 2024
Opening balance	$3,338,552	$2,698,761
Accretion	448,445	380,338
Foreign exchange	(170,940)	259,453
Ending balance, classified as short-term	$3,616,057	$3,338,552

Derivative Liability	December 31, 2025	December 31, 2024
Opening balance	$1,025,803	$1,027,427
Foreign exchange	(35,478)	84,377
Fair value adjustment	(845,203)	(86,001)
Ending balance, classified as short-term	$145,122	$1,025,803